INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Exchangeable Notes balance) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Repaid to Note holders	$ 99,700
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1		$ (210)
Balance at end of the period		(108,225)	$ (210)
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1		(210)	(210)
Balance at end of the period		$ (210)	$ (210)